Revenues	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Revenues
15.	Revenues

	For the six months ended June 30,
	2025	2026
	RMB’000	RMB’000

Charging services revenues	63,531	43,943
Energy solutions revenues	454	69
New initiatives revenues	2,616	1,449
	66,601	45,461

	For the six months ended June 30,
	2025	2026
	RMB’000	RMB’000
Timing of revenue recognition
Goods and services transferred at a point in time	66,445	45,397
Goods and services transferred over time	156	64
	66,601	45,461